Bank Premises, Furniture, Fixtures and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Bank Premises, Furniture, Fixtures and Equipment

Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2015 and December 31, 2014:

	2015	2014
Land and buildings	$24,206,122	$24,085,233
Furniture, fixtures and equipment	15,459,401	15,161,067

	39,665,523	39,246,300

Less accumulated depreciation	21,009,832	20,006,070

Total	$18,655,691	$19,240,230